(Losses)/earnings per share (Tables)	9 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share

	Three Months Ended		Nine Months Ended
	March 31, 2021 Cents	March 31, 2020 Cents	March 31, 2021 Cents	March 31, 2020 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.39)	(2.84)	(12.99)	(8.66)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.39)	(2.84)	(12.99)	(8.66)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.39)	(2.84)	(12.99)	(8.66)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.39)	(2.84)	(12.99)	(8.66)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(26,515)	(15,263)	(76,751)	(45,330)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(26,515)	(15,263)	(76,751)	(45,330)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(26,515)	(15,263)	(76,751)	(45,330)

	Three Months Ended		Nine Months Ended
	March 31, 2021 (In Shares)	March 31, 2020 (In Shares)	March 31, 2021 (In Shares)	March 31, 2020 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	604,448,893	537,665,396	590,987,164	523,741,908
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	604,448,893	537,665,396	590,987,164	523,741,908